Consolidated Balance Sheets (Parenthetical) (USD $)	Feb. 01, 2015	Dec. 31, 2014	Feb. 01, 2014	Dec. 31, 2013
Assets
Securities held-to-maturity, fair value		$ 42,234,000		$ 38,370,000
Shareholder's Equity
Preferred stock, shares authorized (in shares)		1,000,000		1,000,000
Preferred stock, shares issued (in shares)		25		25
Preferred stock, shares outstanding (in shares)		25		25
Preferred stock liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.50
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	16,642	5,142,475	13,448	5,078,707
Treasury stock (in shares)		210,101		210,101